Net profit per share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Net profit per share
14. Net profit per share
Basic net profit per share is computed using the weighted average number of the ordinary shares outstanding during the period. Diluted net profit per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under the treasury stock method.
Basic net profit per share and diluted net profit per share have been calculated in accordance with ASC Topic 260 on computation of earnings per share for the years ended December 31, 2019, 2020 and 2021 as follows:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Basic net profit per share calculation:
Numerator:
Net profit attributable to FinVolution Group’s ordinary shareholders	2,372,850	1,972,700	2,508,947

Denominator:
Weighted average number of ordinary shares outstanding—basic	1,525,814,189	1,477,162,991	1,420,870,790

Net profit per share attributable to FinVolution Group’s ordinary shareholders—basic	1.56	1.34	1.77

Dilute net profit per share calculation:
Numerator:
Net profit attributable to FinVolution Group’s ordinary shareholders	2,372,850	1,972,700	2,508,947

Denominator:
Weighted average number of ordinary shares outstanding—basic	1,525,814,189	1,477,162,991	1,420,870,790
Ordinary shares issuable upon the exercise of outstanding stock options using the treasury stock method	23,831,652	9,801,862	8,495,974
Ordinary shares issuable upon the vesting of outstanding restricted share units using the treasury stock method	2,777,219	4,360,567	53,135,068
Weighted average number of ordinary shares outstanding—diluted	1,552,423,060	1,491,325,420	1,482,501,832

Net profit per share attributable to FinVolution Group’s ordinary shareholders—diluted	1.53	1.32	1.69